Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Net Excluding Goodwill Abstract
Schedule of Intangible Assets

	December, 31
	2017				2018
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Commodities trading right	$291,817	—	$(291,817)	—	—	—	—	—
Customer relationship	—	—	—	—	—	—	—	—
PIBA license	111,296	(14,839)	—	96,457	111,070	(25,916)	—	85,154
	$403,113	$(14,839)	$(291,817)	$96,457	111,070	(25,916)	—	85,154